SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2024

Description	Par Value	Fair Value

ASSET-BACKED SECURITIES — 102.9%

BERMUDA — 0.6%
New Mountain Guardian IV Income Rated Feeder II, Ser 2024-1A, Cl A
7.868%, TSFR3M + 2.750% 04/05/37 (A)(B)	$1,200,000	$1,199,509
New Mountain Guardian IV Income Rated Feeder II, Ser 2024-1A, Cl C
11.118%, TSFR3M + 6.000% 04/05/37 (A)(B)	1,200,000	1,204,342
New Mountain Guardian IV Income Rated Feeder II, Ser 2024-1A, Cl D
13.518%, TSFR3M + 8.400% 04/05/37 (A)(B)	3,600,000	3,655,249
New Mountain Guardian IV Income Rated Feeder II, Ser 2024-1A, Cl E
13.618%, TSFR3M + 8.500% 04/05/37 (A)(B)	4,184,411	3,950,933

		10,010,033

CAYMAN ISLANDS — 63.0%
Apex Credit CLO, Ser 2018-2A, Cl E
11.409%, TSFR3M + 6.792% 10/20/31 (A)(B)	14,300,000	13,164,008
Apex Credit CLO, Ser 2018-2A, Cl F
13.859%, TSFR3M + 9.242% 10/20/31 (A)(B)	7,600,000	4,956,234
Apex Credit CLO, Ser 2021-1A, Cl E
12.801%, 07/18/34	2,000,000	1,906,084
Apex Credit CLO, Ser 2024-1A, Cl B1
7.017%, TSFR3M + 2.400% 04/20/36 (A)(B)	2,500,000	2,498,590
Apex Credit CLO, Ser 2024-1A, Cl CRR
7.267%, TSFR3M + 2.650% 04/20/35 (A)(B)	3,000,000	2,995,905
Apex Credit CLO, Ser 2024-1A, Cl D1RR
8.988%, TSFR3M + 3.850% 07/18/37 (A)(B)	4,000,000	4,041,028
Apex Credit CLO, Ser 2024-2A, Cl D1
8.919%, TSFR3M + 3.750% 07/25/37 (A)(B)	4,500,000	4,545,756
Apidos CLO XXXVIII, Ser 2021-38A, Cl E2
12.629%, TSFR3M + 8.012% 01/21/34 (A)(B)	3,400,000	3,442,041
Ares LXXIV CLO, Ser 2024-74A, Cl SUB
10/15/37 (B)(C)(D)	21,000,000	17,881,500
Ares XXXIV CLO, Ser 2020-2A, Cl FR
14.147%, TSFR3M + 8.862% 04/17/33 (A)(B)	11,250,000	11,016,191
Ares XXXIX CLO, Ser 2016-39A, Cl ER3
12.080%, 07/18/37	3,500,000	3,490,515
Ares XXXIX CLO, Ser 2016-39A, Cl SUB
04/18/31 (B)(C)(D)	52,860,000	23,787,000
Atlas Senior Loan Fund VII, Ser 2018-7A, Cl CR
7.842%, TSFR3M + 2.762% 11/27/31 (A)(B)	4,000,000	4,016,020
Atlas Senior Loan Fund XIII, Ser 2021-13A, Cl CR
7.543%, TSFR3M + 2.912% 04/22/31 (A)(B)	5,500,000	5,518,865
Atlas Senior Loan Fund XXI, Ser 2023-21A, Cl C
8.817%, TSFR3M + 4.200% 07/20/35 (A)(B)	1,200,000	1,200,914
Atlas Senior Loan Fund XXII, Ser 2023-22A, Cl C
8.217%, TSFR3M + 3.600% 01/20/36 (A)(B)	3,000,000	3,021,213
Atlas Senior Loan Fund XXIII, Ser 2024-23A, Cl C
7.737%, TSFR3M + 2.400% 07/20/37 (A)(B)	4,000,000	4,032,576
Battalion CLO VII, Ser 2014-7A, Cl SUB
07/17/28 (B)(C)(D)	12,746,000	1,275
Battalion CLO VIII, Ser 2015-8A, Cl SUB
07/18/30 (B)(C)(D)	23,307,000	5,118,217
Battalion CLO X, Ser 2016-10A, Cl SUB
01/25/35 (B)(C)(D)	25,270,000	12,571,825
Battalion CLO X, Ser 2021-10A, Cl CR2
8.995%, TSFR3M + 3.712% 01/25/35 (A)(B)	1,725,000	1,612,627
Battalion CLO XI, Ser 2017-11A, Cl SUB
04/24/34 (B)(C)(D)	38,324,300	14,563,234
Battalion CLO XII, Ser 2018-12A, Cl SUB
05/17/31 (B)(C)(D)	46,533,517	7,329,029
Battalion CLO XIV, Ser 2019-14A, Cl SUB
04/20/32 (C)(D)	47,870,000	23,025,470
Battalion CLO XVI, Ser 2019-16A, Cl SUB
12/19/32 (B)(C)(D)	17,100,000	7,182,000

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2024

Description	Par Value	Fair Value

Battalion CLO XX, Ser 2021-20A
07/15/34 (C)(D)	$22,303,000	$11,151,500
Battalion CLO XXIV, Ser 2022-24A, Cl ER
12.130%, 07/14/36	7,375,000	7,389,669
Battalion CLO XXIV, Ser 2022-24A, Cl SUB
01/14/34 (B)(C)(D)	52,935,000	31,761,000
Battery Park CLO, Ser 2024-1A, Cl DR
8.406%, TSFR3M + 3.750% 07/15/36 (A)(B)	4,000,000	4,003,772
Battery Park CLO, Ser 2024-1A, Cl E
11.906%,TSFR3M + 7.250% 07/15/36 (A)(B)	2,300,000	2,303,926
Benefit Street Partners CLO
(C)(D)	38,967,726	33,512,244
Benefit Street Partners CLO, Ser 2015-VIB, Cl E
12.904%, 07/20/34	5,000,000	4,983,660
Benefit Street Partners CLO, Ser 2018-5BA, Cl SUB
04/20/31 (C)(D)	65,156,000	26,876,850
Benefit Street Partners CLO II, Ser 2013-IIA, Cl SUB
07/15/29 (B)(C)(D)(E)	23,450,000	1,149,050
Benefit Street Partners CLO II, Ser 2013-III, Cl SUB
07/15/29 (C)(D)(E)	10,450,000	512,050
Benefit Street Partners CLO III, Ser 2013-IIIA, Cl SUB
07/20/29 (B)(C)(D)(E)	21,904,000	876,160
Benefit Street Partners CLO IV
07/20/26 (B)(C)(D)	47,166,000	23,583,000
Benefit Street Partners CLO IV, Ser 2024-IVA, Cl ER4
11.767%, TSFR3M + 7.150% 04/20/34 (A)(B)	17,500,000	17,502,240
Benefit Street Partners CLO IX
07/20/25 (B)(C)(D)	22,625,000	7,240,000
Benefit Street Partners CLO V-B, Ser 2024-5BA, Cl FR
13.097%, TSFR3M + 7.800% 07/20/37 (A)(B)	300,000	286,817
Benefit Street Partners CLO VI, Ser 2015-VIA, Cl SUB
10/18/29 (B)(C)(D)	68,733,000	28,084,304
Benefit Street Partners CLO VII, Ser 2015-VIII, Cl SUB
07/18/27 (C)(D)	36,750,000	143,325
Benefit Street Partners CLO VIII, Ser 2015-8A, Cl SUB
01/20/31 (C)(D)	36,680,000	7,079,240
Benefit Street Partners CLO X, Ser 2016-10A, Cl DRR
12.294%, 04/20/34	3,250,000	3,209,716
Benefit Street Partners CLO X, Ser 2016-10A, Cl SUB
04/20/34 (B)(C)(D)	43,330,000	26,119,324
Benefit Street Partners CLO XII, Ser 2017-12A, Cl SUB
10/15/30 (B)(C)(D)	27,185,234	23,107,449
Benefit Street Partners CLO XIV, Ser 2018-14A, Cl SUB
10/20/37 (B)(C)(D)	97,351,000	34,364,903
Benefit Street Partners CLO XV, Ser 2018-15A, Cl SUB
07/18/31 (B)(C)(D)	14,470,000	6,077,400
Benefit Street Partners CLO XVIII, Ser 2019-18A, Cl SUB
10/15/34 (B)(C)(D)	43,816,000	29,361,102
Benefit Street Partners CLO XX, Ser 2020-20A, Cl SUB
07/15/34 (B)(C)(D)	32,470,000	26,018,211
Benefit Street Partners CLO XXIII, Ser 2021-23A, Cl SUB
04/25/34 (C)(D)	24,000,000	15,416,880
Benefit Street Partners CLO XXV, Ser 2021-25A, Cl SUB
01/15/35 (B)(C)(D)	24,594,750	17,592,625
Benefit Street Partners CLO XXVII, Ser 2022-27A, Cl SUB
10/20/37 (B)(C)(D)	20,825,000	22,907,500
Benefit Street Partners CLO XXX, Ser 2023-30A, Cl E
13.685%, TSFR3M + 8.400% 04/25/36 (A)(B)	6,500,000	6,671,249
Brigade Debt Funding I, Ser 2018-1A, Cl SUB
04/25/36 (C)(D)	55,000,000	32,285,000
Brigade Debt Funding II, Ser 2018-2A, Cl SUB
10/25/35 (B)(C)(D)	22,156,000	13,670,252

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2024

Description	Par Value	Fair Value

Cathedral Lake CLO, Ser 2014-1A, Cl SUB
10/15/29 (B)(C)(D)	$18,200,000	$72,800
Cathedral Lake CLO III, Ser 2015-3A, Cl SUB
01/15/26 (B)(C)(D)	42,982,000	8,811,310
Cathedral Lake V, Ser 2018-5A, Cl E
10.993%, TSFR3M + 6.362% 10/21/30 (A)(B)	9,000,000	8,550,540
Cathedral Lake V, Ser 2018-5A, Cl SUB
10/21/30 (B)(C)(D)	30,838,000	4,625,700
CQS US CLO, Ser 2023-2A, Cl A2R
6.967%, TSFR3M + 2.350% 07/20/31 (A)(B)	2,200,000	2,210,223
Elevation CLO, Ser 2014-2A, Cl SUB
10/15/29 (B)(C)(D)	14,400,000	144
Elevation CLO, Ser 2017-2A, Cl ER
11.259%, TSFR3M + 6.612% 10/15/29 (A)(B)	7,500,000	7,318,957
Elevation CLO, Ser 2017-2A, Cl FR
13.549%, TSFR3M + 8.902% 10/15/29 (A)(B)	8,600,468	3,202,900
Elevation CLO, Ser 2018-10A, Cl SUB
10/20/31 (B)(C)(D)	40,850,000	6,708,979
Elevation CLO, Ser 2023-17A, Cl C
8.117%, TSFR3M + 3.500% 10/20/36 (A)(B)	2,250,000	2,251,582
Elevation CLO, Ser 2024-12A, Cl C1R
7.417%, TSFR3M + 2.800% 04/20/37 (A)(B)	5,000,000	4,993,395
Ivy Hill Middle Market Credit Fund VII, Ser 2024-7A, Cl ER3
12.006%, TSFR3M + 7.350% 10/15/36 (A)(B)	6,000,000	5,954,520
Ivy Hill Middle Market Credit Fund XII
13.714%, 07/20/29	30,000,000	29,789,790
Jefferies Credit Partners Direct Lending CLO, Ser 2024-1A, Cl E
13.423%, TSFR3M + 8.250% 07/25/36 (A)(B)	4,250,000	4,239,375
Lake Shore CLO, Ser 2019-1A, Cl ER
14.533%, 04/15/33	14,550,000	14,446,899
LCM 31 CLO, Ser 2020-31A, Cl INC
01/20/32 (C)(D)	5,187,000	2,292,654
LCM 31 CLO, Ser 2024-31A, Cl ER
11.867%, TSFR3M + 7.250% 07/20/34 (A)(B)	3,250,000	3,050,486
LCM 32 CLO, Ser 2021-32A, Cl INC
07/20/34 (B)(C)(D)	17,210,000	7,826,993
LCM 32 CLO, Ser 2021-33A, Cl SUB
07/20/34 (C)(D)	1,043,735	333,160
LCM 33 CLO, Ser 2021-33A, Cl INC
07/20/34 (C)(D)	21,240,000	10,902,581
LCM 41 CLO, Ser 2024-41A, Cl C
7.356%, TSFR3M + 2.700% 04/15/36 (A)(B)	10,000,000	10,013,540
LCM 41 CLO, Ser 2024-41A, Cl INC
04/15/36 (B)(C)(D)	5,000,000	3,550,000
Lockwood Grove CLO, Ser 2014-1A, Cl SUB
01/25/30 (B)(C)(D)	25,988,000	25,988
Marathon CLO XIII, Ser 2024-1A, Cl BLR
7.306%, TSFR3M + 2.650% 04/15/32 (A)(B)	8,000,000	7,955,272
MCF CLO IX, Ser 2019-1A, Cl ER
13.346%, 04/17/36	2,000,000	2,006,934
MidOcean Credit CLO XVI, Ser 2024-16A, Cl SUB
10/20/37 (B)(C)(D)	5,500,000	4,400,000
Mountain View CLO, Ser 2017-1A, Cl DR
9.068%, TSFR3M + 4.412% 10/12/30 (A)(B)	5,000,000	4,923,205
Mountain View CLO, Ser 2017-1A, Cl ER
12.618%, TSFR3M + 7.962% 10/12/30 (A)(B)	10,000,000	7,862,180
Mountain View CLO XV, Ser 2024-2A, Cl CR
7.556%, TSFR3M + 2.900% 07/15/37 (A)(B)	3,750,000	3,745,102
Mountain View CLO XVIII, Ser 2024-1A, Cl D1
8.187%, TSFR3M + 3.650% 10/16/37 (A)(B)	5,600,000	5,601,086
Mountain View CLO XVIII, Ser 2024-1A, Cl E
12.127%, TSFR3M + 7.590% 10/16/37 (A)(B)	3,675,000	3,675,750

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2024

Description	Par Value	Fair Value
Navesink CLO 2, Ser 2024-2A, Cl D1

9.506%, TSFR3M + 4.850% 04/15/36 (A)(B)	$6,000,000	$6,057,822
Neuberger Berman CLO XVII, Ser 2014-17A, Cl SUB
07/22/37 (B)(C)(D)	15,118,750	2,796,969
Neuberger Berman CLO XXII, Ser 2024-22A, Cl ER2
11.478%, TSFR3M + 6.830% 04/15/38 (A)(B)	15,000,000	15,211,740
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl 1ISR
10/19/31 (B)(C)(D)	92,000	48,953
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl 2ISR
10/19/31 (B)(C)(D)	331,457	179,318
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl INC
10/19/31 (B)(C)(D)	20,000,000	8,154,000
Neuberger Berman Loan Advisers CLO 29, Ser 2018-29A, Cl SPRI
0.110%, 10/19/31 (A)(B)	800,000	497,600
Neuberger Berman Loan Advisers CLO 30, Ser 2019-30A, Cl INC
01/20/31 (B)(C)(D)	4,050,000	2,226,175
Ocean Trails CLO 8, Ser 2024-8A, Cl ERR
12.156%, TSFR3M + 7.500% 07/15/34 (A)(B)	4,500,000	4,504,064
Ocean Trails CLO IX, Ser 2021-9A, Cl DR
9.313%, TSFR3M + 4.012% 10/15/34 (A)(B)	1,250,000	1,248,469
Ocean Trails CLO IX, Ser 2021-9A, Cl ER
12.368%, TSFR3M + 7.712% 10/15/34 (A)(B)	10,000,000	9,707,250
Ocean Trails CLO X, Ser 2021-10A, Cl DR
9.283%, TSFR3M + 3.982% 10/15/34 (A)(B)	1,770,000	1,766,903
OCP CLO, Ser 2017-6A, Cl ER
12.969%, TSFR3M + 8.322% 10/17/30 (A)(B)	10,800,000	9,467,971
OCP CLO, Ser 2021-21A, Cl SUB
07/20/34 (C)(D)	20,597,000	11,554,917
OFSI BSL XI, Ser 2023-11A, Cl CR
8.132%, TSFR3M + 3.500% 10/18/35 (A)(B)	2,000,000	2,028,164
Owl Rock Technology Financing, Ser 2023-1A, Cl A1R
7.706%, TSFR3M + 3.050% 10/15/35 (A)(B)	3,750,000	3,795,506
Sycamore Tree CLO, Ser 2023-4A, Cl B
7.517%, TSFR3M + 2.900% 10/20/36 (A)(B)	2,200,000	2,208,879
TCW CLO, Ser 2018-1A, Cl E
11.596%, 04/25/31	1,725,000	1,718,531
TCW CLO, Ser 2020-1A
12.294%, 04/20/34	9,600,000	9,313,661
TCW CLO, Ser 2020-1A, Cl SUB
04/20/34 (C)(D)	41,625,000	20,188,125
TCW CLO, Ser 2024-1A, Cl ER3
0.000%, TSFR3M + 7.470% 10/25/35 (A)(B)(C)	9,333,000	9,334,895
Tikehau US CLO III, Ser 2024-2A, Cl C1R
7.817%, TSFR3M + 3.200% 01/20/36 (A)(B)	2,000,000	2,031,532
Venture 47 CLO, Ser 2023-47A, Cl C
8.367%, TSFR3M + 3.750% 04/20/36 (A)(B)	2,000,000	2,001,140
Venture 48 CLO, Ser 2023-48A, Cl C1
8.417%, TSFR3M + 3.800% 10/20/36 (A)(B)	2,631,579	2,686,176
Venture CDO, Ser 2016-25A, Cl SUB
04/20/29 (B)(C)(D)	11,620,000	116,200
Venture XXVI CLO, Ser 2017-26A, Cl SUB
01/20/29 (B)(C)(D)	10,526,000	1,053
Venture XXVIII CLO, Ser 2021-28A, Cl A1R
5.869%, TSFR3M + 1.252% 07/20/30 (A)(B)	3,511,490	3,512,150
Voya CLO, Ser 2015-3A, Cl SUB
0/20/31 (B)(C)(D)	56,700,000	9,639,000
Voya CLO, Ser 2018-3A, Cl CR
8.029%, TSFR3M + 3.412% 10/20/31 (A)(B)	3,000,000	2,956,911
Voya CLO, Ser 2018-3A, Cl DR
11.079%, TSFR3M + 6.462% 10/20/31 (A)(B)	3,000,000	2,737,188
Voya CLO, Ser 2019-2A, Cl DR
11.989%, TSFR3M + 7.372% 07/19/28 (A)(B)	10,580,000	10,526,032

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2024

Description	Par Value	Fair Value

Voya CLO, Ser 2020-2A
07/31/31 (C)(D)	$33,260,000	$23,172,771
Voya CLO, Ser 2021-2A
10/20/34 (C)(D)	25,350,000	13,618,884
Wind River CLO, Ser 2021-3A, Cl SUB
07/20/33 (C)(D)	30,312,000	14,019,300

		1,038,528,829

IRELAND — 0.0%
ICE Global Credit CLO, Ser 2013-1A, Cl INC
04/20/24 (B)(C)(D)	12,500,000	1,250

JERSEY — 1.0%
Atlas Senior Loan Fund XX, Ser 2024-20A, Cl D1R
0.000%, TSFR3M + 3.850% 10/19/37 (A)(B)(C)	2,500,000	2,500,492
NGC, Ser 2024-1A, Cl D1
9.497%, TSFR3M + 4.200% 07/20/37 (A)(B)	2,500,000	2,537,733
Saranac CLO I, Ser 2017-1A, Cl DR
9.691%, TSFR3M + 4.412% 07/26/29 (A)(B)	3,000,000	2,972,712
Saranac CLO I, Ser 2017-1A, Cl ER
13.241%, TSFR3M + 7.962% 07/26/29 (A)(B)	18,000,000	6,921,900
Saranac CLO VII, Ser 2017-2A, Cl ER
12.110%, TSFR3M + 6.982% 11/20/29 (A)(B)	7,750,000	1,840,323

		16,773,160

UNITED STATES — 38.3%
1988 CLO I, Ser 2022-1A, Cl D
11.211%, 10/15/37	2,000,000	2,021,352
Elevation CLO, Ser 2018-10A, Cl E
11.169%, TSFR3M + 6.552% 10/20/31 (A)(B)	14,000,000	12,638,066
Elevation CLO, Ser 2018-8A, Cl F
13.406%, TSFR3M + 8.122% 10/25/30 (A)(B)	6,650,000	2,256,691
First Eagle Berkeley Fund CLO, Ser 2016-1A, Cl SUB
10/25/28 (B)(C)(D)	32,718,000	6,497,795
Fortress Credit BSL XIX, Ser 2023-2A, Cl C1
9.133%, TSFR3M + 3.850% 07/24/36 (A)(B)	1,500,000	1,524,763
Gallatin CLO X, Ser 2023-1A, Cl C1
8.506%, TSFR3M + 3.850% 10/14/35 (A)(B)	4,000,000	4,023,256
Gallatin CLO X, Ser 2023-1A, Cl D
10.066%, TSFR3M + 5.410% 10/14/35 (A)(B)	4,000,000	4,062,712
Great Lakes CLO, Ser 2015-1A, Cl SUB
01/16/30 (B)(C)(D)	24,580,042	11,208,499
Great Lakes CLO, Ser 2018-1A, Cl ER
12.936%, TSFR3M + 7.622% 01/16/30 (A)(B)	17,689,000	17,574,694
Great Lakes CLO, Ser 2018-1A, Cl FR
15.576%, TSFR3M + 10.262% 01/16/30 (A)(B)	6,517,000	6,096,908
Ivy Hill IV Warehouse Note
(D)(E)	85,000,000	72,250,000
Ivy Hill Middle Market Credit Fund, Ser 2013-7A, Cl SUB
10/15/36 (B)(C)(D)	32,958,849	19,445,721
Ivy Hill Middle Market Credit Fund IX, Ser 2022-9A, Cl ERR
13.503%, TSFR3M + 8.220% 04/23/34 (A)(B)	5,000,000	4,963,665
Ivy Hill Middle Market Credit Fund XII, Ser 2017-12A, Cl SUB
07/20/33 (B)(C)(D)	11,695,868	8,298,637
Ivy Hill Middle Market Credit Fund XVIII
13.294%, 04/22/33	5,000,000	4,962,980
Ivy Hill Middle Market Credit Fund XXII, Ser 2024-22A, Cl SUB
04/20/36 (B)(C)(D)	7,000,000	7,070,000
Jefferies Credit Partners Direct Lending CLO, Ser 2024-1A, Cl SUB
07/25/36 (B)(C)(D)	6,800,000	6,256,000
Longfellow Place CLO, Ser 2017-1A, Cl FRR
13.418%, TSFR3M + 8.762% 04/15/29 (A)(B)	9,243,118	1,102,232
MCF CLO VIII, Ser 2018-1A, Cl SUB
04/18/36 (B)(C)(D)	27,710,000	22,168,000

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2024

Description	Par Value	Fair Value

Neuberger Berman CLO XV, Ser 2013-15A, Cl SUB
10/15/29 (B)(C)(D)	$19,868,600	$3,113,410
Neuberger Berman CLO XXII, Ser 2016-22A, Cl SUB
10/17/30 (B)(C)(D)	56,950,000	21,641,000
Neuberger Berman Loan Advisers CLO 24, Ser 2017-24A, Cl INC
04/19/30 (B)(C)(D)	24,004,059	7,957,345
Neuberger Berman Loan Advisers CLO 25, Ser 2017-25A, Cl INC
10/18/29 (B)(C)(D)	25,100,000	9,538,000
Neuberger Berman Loan Advisers CLO 26, Ser 2017-26A, Cl INC
10/18/38 (B)(C)(D)	13,600,000	5,422,320
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl INC
07/15/38 (B)(C)(D)	18,860,000	5,092,200
Neuberger Berman Loan Advisers CLO 27, Ser 2018-27A, Cl SUBN
0.072%, 07/15/38 (A)(B)	295,867	57,960
Neuberger Berman Loan Advisers CLO 32, Ser 2019-32A, Cl INC
01/19/32 (B)(C)(D)	18,300,000	9,333,000
Neuberger Berman Loan Advisers CLO 32, Ser 2019-32A, Cl SINC
0.051%, 01/19/32 (A)(B)	1,325,406	808,498
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl INC
04/20/33 (B)(C)(D)	8,625,000	4,206,412
Neuberger Berman Loan Advisers CLO 36, Ser 2020-36A, Cl SPIN
0.114%, 04/20/33 (A)(B)	111,146	38,768
Neuberger Berman Loan Advisors CLO 39, Ser 2020-39A, Cl SUB
01/20/32 (C)(D)	15,147,625	10,397,267
Neuberger Berman Loan Advisors CLO 41, Ser 2021-41A, Cl SUB
4/15/34 (C)(D)	8,865,375	5,080,155
Neuberger Berman Loan Advisors CLO 43, Ser 2021-43, Cl SUB
07/17/35 (C)(D)	13,119,000	8,631,022
NewStar Fairfield Fund CLO, Ser 2015-2A, Cl SUB
04/20/30 (B)(C)(D)	50,029,000	11,004,014
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl CN
8.459%, TSFR3M + 3.842% 04/20/30 (A)(B)	12,000,000	11,971,572
NewStar Fairfield Fund CLO, Ser 2018-2A, Cl DN
12.259%, TSFR3M + 7.642% 04/20/30 (A)(B)	12,600,000	11,892,208
OCP CLO, Ser 2017-13A, Cl SUB
07/15/30 (B)(C)(D)	11,500,000	4,289,280
OCP CLO, Ser 2017-14A, Cl SUB
07/20/37 (B)(C)(D)	20,592,000	8,236,800
OCP CLO, Ser 2019-16
01/20/32 (B)(C)(D)	6,250	2,679,242
OCP CLO, Ser 2019-16A, Cl SUB
04/10/32 (B)(C)(D)	9,000,000	3,858,108
OCP CLO, Ser 2019-17A, Cl SUB
07/20/37 (B)(C)(D)	21,710,000	13,243,100
OCP CLO, Ser 2020-19A, Cl SUB
10/20/34 (B)(C)(D)	9,300,000	6,485,541
OCP CLO, Ser 2024-33A, Cl SUB
07/20/37 (B)(C)(D)	15,000,000	13,254,000
Rad CLO 15, Ser 2021-15A, Cl SUB
01/20/34 (B)(C)(D)	14,200,000	8,236,000
Rad CLO 18, Ser 2023-18A, Cl E
13.136%, TSFR3M + 8.480% 04/15/36 (A)(B)	4,000,000	4,083,368
Rad CLO 18, Ser 2023-18A, Cl SUB
04/15/36 (B)(C)(D)	17,468,500	12,351,613
Sculptor CLO XXXII, Ser 2024-32A, Cl SUB
04/30/37 (B)(C)(D)	5,000,000	3,950,000
Shackleton CLO, Ser 2019-15A, Cl SUB
01/15/32 (B)(C)(D)	10,000,000	6,026,000
Shackleton CLO, Ser 2021-16A, Cl E
11.839%, TSFR3M + 7.222% 10/20/34 (A)(B)	13,600,000	13,544,444
Shackleton CLO, Ser 2021-16A, Cl SUB
10/20/34 (B)(C)(D)	25,230,000	14,005,173

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2024

Description	Par Value/Shares	Fair Value

TCW CLO, Ser 2017-1A, Cl SUB
10/29/34 (B)(C)(D)	$36,999,000	$16,279,560
TCW CLO, Ser 2018-1A, Cl SUB
04/25/31 (B)(C)(D)	50,625,000	17,212,500
TCW CLO, Ser 2019-2A, Cl SUB
10/20/32 (B)(C)(D)	28,463,000	15,370,020
TCW CLO, Ser 2021-1A, Cl ERR
12.305%, TSFR3M + 7.042% 10/29/34 (A)(B)	7,950,000	7,611,576
TCW CLO, Ser 2021-2A, Cl INC
07/25/34 (B)(C)(D)	9,250,000	4,532,500
TCW CLO, Ser 2022-1A, Cl E
11.522%, TSFR3M + 6.890% 04/22/33 (A)(B)	8,000,000	7,796,520
TCW CLO, Ser 2022-2A, Cl ER
11.267%, TSFR3M + 6.650% 10/20/32 (A)(B)	8,250,000	8,079,514
TCW CLO Warehouse Note, Ser 2018-1A
(D)	6,999,886	6,999,886
Telos CLO, Ser 2018-5A, Cl ER
11.469%, TSFR3M + 6.822% 04/17/28 (A)(B)	26,616,473	12,732,762
Venture 28 CLO, Ser 2017-28AA, Cl SUB
10/20/34 (B)(C)(D)	38,760,000	11,434,200
Venture 35 CLO, Ser 2018-35A, Cl SUB
10/22/31 (B)(C)(D)	26,039,000	3,515,265
Venture 45 CLO, Ser 2022-45A, Cl E
12.317%, TSFR3M + 7.700% 07/20/35 (A)(B)	2,000,000	1,678,054
Venture XXVIII CLO, Ser 2017-28A, Cl SUB
07/20/30 (B)(C)(D)	21,122,000	844,880
Voya CLO, Ser 2018-3A, Cl ER
13.379%, TSFR3M + 8.762% 10/20/31 (A)(B)	18,400,000	11,837,566
Voya CLO, Ser 2019-1A, Cl SUB
10/15/37 (B)(C)(D)	4,300,000	1,075,000
Voya CLO, Ser 2021-3A, Cl SUB
01/20/35 (B)(C)(D)	31,600,000	17,514,360
Voya CLO, Ser 2024-2A, Cl SUB
07/20/37 (B)(C)(D)	23,250,000	20,925,000
Wellfleet CLO, Ser 2024-1A, Cl SUB
07/18/37 (B)(C)(D)	12,300,000	10,696,080

		630,985,034

Total Asset-Backed Securities (Cost $1,087,849,768)		1,696,298,306

CASH EQUIVALENT (F) (G) — 2.6%

UNITED STATES — 2.6%
SEI Daily Income Trust Government Fund, Cl Institutional, 4.780%	42,191,891	42,191,891

Total Cash Equivalent (Cost $42,191,891)		42,191,891

Total Investments — 105.5%
(Cost $1,130,041,659)		$1,738,490,197

Percentages based on Limited Partners’ Capital of $1,648,538,773.

Transactions with affiliated funds during the period ended September 30, 2024 are as follows:

	Value of Shares Held as of 12/31/2023	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Value of Shares Held as of 9/30/2024	Dividend Income

SEI Daily Income Trust Government Fund, Institutional Class	$15,534,246	$517,171,827	($490,514,182)	$—	$42,191,891	$2,732,417

CDO — Collateralized Debt Obligation

SEI Structured Credit Fund, LP

Schedule of Investments (Unaudited)

September 30, 2024

Cl — Class

CLO — Collateralized Loan Obligation

ICE — Intercontinental Exchange

Ser — Series

(A)

Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

(B)

Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended. At September 30, 2024, the market value of Rule 144A positions amounted to $1,261,615,233 or 76.5% of Limited Partners’ Capital.

(C)	Securities considered illiquid. The total value of such securities as of September 30, 2024 was $1,164,643,874 and represents 70.1% of Limited Partners’ Capital
(D)	Represents equity/residual investments for which estimated effective yields are applied.
(E)

Securities fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of September 30, 2024 was $74,787,260 and represents 4.5% of Limited Partners’ Capital.

(F)	Rate shown is the 7-day effective yield as of September 30, 2024.
(G)	Investment in affiliated security.

Various inputs are used in determining the fair value of investments. For more information on valuation inputs and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statement.